Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay-Versus-Performance

The information below has been prepared in accordance with the SEC’s recently adopted pay-versus-performance disclosure rules, which include a new measure called “Compensation Actually Paid” (CAP).

It is important to note that CAP does not represent the actual amount of pay that has been fully earned or realized, either in the year set forth in the table or at all. For a fulsome description of our executive compensation program and the alignment of executive compensation and performance for our principal executive officer (PEO) and our non-PEO named executive officers (Non-PEO NEOs), please refer to the Compensation Discussion and Analysis on pages 48 through 72 in this proxy statement.

2022 PAY-VERSUS-PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based on
Year (a)	Summary Compensation Table Total for PEO(A) (b)	Compensation Actually Paid to PEO(A) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(A) (d)	Average Compensation Actually Paid to Non-PEO NEOs(A) (e)	Total Shareholder Return(B) (f)	Peer Group Total Shareholder Return(B) (g)	Net Income (in millions)(C) (h)	ABP Earnings (in millions)(D) (i)
2022(E)	$18,608,094	$34,176,500	$4,171,843	$6,055,283	$113	$120	$2,285	$2,947
2021(E)	$24,675,982	$11,770,982	$4,727,198	$2,995,826	$94	$118	$1,463	$2,558
2020(E)	$23,181,719	$1,151,962	$5,277,710	$337,680	$87	$100	$4,105	$2,339

(A)	The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by the PEO or the Non-PEO NEOs during each applicable year. The calculation of compensation actually paid (CAP) for purposes of this table includes point-in-time valuations as required by the SEC’s prescribed methodology of stock awards and option awards (collectively, Equity Awards), including unvested Equity Awards, and these values fluctuate based on the company’s stock price. See the 2022 Summary Compensation Table (SCT) for the amounts of the PEO’s and each of the Non-PEO NEO’s base salary, annual bonus plan award and certain other compensation and the 2022 Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of restricted stock unit awards and the exercise of stock options during 2022.

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:

PEO: SCT Total Compensation to CAP Reconciliation:

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Change in Pension Value Reported in SCT(3)	Adjusted Change in Pension Value Included in CAP(4)	CAP
2022	$18,608,094	$(10,185,024)	$26,303,071	$(1,882,015)	$1,332,374	$34,176,500
2021	$24,675,982	$(8,916,873)	$4,149,864	$(9,910,201)	$1,772,210	$11,770,982
2020	$23,181,719	$(7,266,822)	$(5,217,066)	$(10,532,416)	$986,547	$1,151,962

Average Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation:

Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)	Average Adjusted Equity Awards Included in CAP(2)	Average Change in Pension Value Reported in SCT(3)	Average Adjusted Change in Pension Value Included in CAP(4)	Average CAP
2022	$4,171,843	$(1,722,654)	$3,953,284	$(718,428)	$371,238	$6,055,283
2021	$4,727,198	$(1,519,041)	$844,567	$(1,617,653)	$560,755	$2,995,826
2020	$5,277,710	$(1,751,610)	$(1,840,045)	$(1,614,520)	$266,145	$337,680

(1)	The amounts in this column are equal to the sum of the amounts in the “Stock Awards” and “Option Awards” columns of the 2022 Summary Compensation Table (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair value of Equity Awards granted in the applicable year.
(2)	The amounts set forth in the following tables are reflected in this column:

PEO: Equity Award Values Included in CAP

Year	Year-End Fair Value of Current Year Unvested Equity Awards(i)	Change in Fair Value of Prior Years’ Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year- End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock and Option Award Values Included in CAP
2022	$16,322,830	$9,756,433	—	$223,808	$26,303,071
2021	$9,523,749	$(5,293,383)	—	$(80,502)	$4,149,864
2020	$6,534,674	$(11,312,907)	—	$(438,833)	$(5,217,066)

Non-PEO NEOs: Equity Award Values Included in CAP

Year	Average Year-End Fair Value of Current Year Unvested Equity Awards(i)	Average Change in Fair Value of Prior Years’ Equity Awards Unvested at Year- End(ii)	Average Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Average Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Average Adjusted Stock and Option Award Values Included in CAP
2022	$2,671,503	$1,252,325	—	$29,456	$3,953,284
2021	$1,610,174	$(739,051)	—	$(26,556)	$844,567
2020	$801,071	$(2,488,900)	47,106	$(199,322)	$(1,840,045)

(i)	the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);
(ii)	the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);
(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)	the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts or change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.

The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $151.48 in 2019, $127.41 in 2020, $132.28 in 2021 and $154.54 in 2022.

(3)	The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the 2022 Summary Compensation Table. Above-market interest on non-qualified deferred compensation reported in the 2022 Summary Compensation Table are not reflected.
(4)	The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.
(B)	The cumulative TSR reflected in each of columns (f) and (g) reflects a three-year measurement period for 2022, a two-year measurement period for 2021 and a one-year measurement period for 2020, in each case for the period starting on December 31, 2019 and assuming the reinvestment of all dividends.

Consistent with the performance graph included in our 2022 Annual Report to Shareholders, the peer group TSR in column (g) is calculated using the S&P 500 Utilities Index as our peer group, with the returns of each component issuer in such index weighted according to the respective issuers’ market capitalization. For additional information, including TSR over the past one-year, five-year, 10-year and 20-year periods for the company, the S&P 500 Utilities Index and the S&P 500 Index, see “Performance Highlights” in the Compensation Discussion and Analysis in this proxy statement.

As part of our compensation program, we granted Equity Awards to our named executive officers in 2020, 2021 and 2022 that use multiple performance measures, including TSR relative to the S&P 500 Utilities Index and the S&P 500 Index. The TSR for the S&P 500 Utilities Index reflected in column
(g) differs from the TSR used for our restricted stock unit awards because the TSR reflected in column (g) is based on the market-capitalization-weighted index while the TSR used for our performance-based restricted stock unit awards is based on our TSR percentile ranking relative to the companies in the S&P 500 Utilities Index, excluding water companies, or the companies in the S&P 500 Index, in each case for the three-year performance period for such awards. For additional information about the performance measures used in our annual long-term incentive plan awards, see “Compensation Components—Long-Term Equity-Based Incentives—Rationale for 2022 Annual LTIP Award Design” and “Compensation Components—Long-Term Equity-Based Incentives—Performance Goals for the 2022 Performance-Based Restricted Stock Units” in the Compensation Discussion and Analysis in this proxy statement.

The value of our TSR is impacted by changes in our stock price. Our year-end stock price was $151.48 in 2019, $127.41 in 2020, $132.28 in 2021 and $154.54 in 2022.

(C)	Net income represents the amount of net income reflected in our audited financial statements for the applicable fiscal year and includes preferred stock dividends, preferred stock dividends of subsidiaries and earnings attributable to noncontrolling interests. Earnings attributable to common shares, which exclude these items, were $2,094 million in 2022, $1,254 million in 2021 and $3,764 million in 2020.

CAP, as reported in columns (c) and (e), includes cash awards under the annual bonus plan. The company financial performance measure under the plan is ABP Earnings. A description of ABP Earnings and its relationship to net income is provided below in footnote (D).

(D)	Although we use numerous financial and non-financial performance measures for the purpose of evaluating company performance for our executive compensation program, we have determined that ABP Earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used to link CAP for the most recently completed fiscal year to company performance. The Compensation and Talent Development Committee uses ABP Earnings, a non-GAAP financial measure, as the company financial performance measure in the annual bonus plan. The amount reported in column (i), which represents earnings used for annual bonus plan purposes (or ABP Earnings), is calculated as Sempra’s GAAP net income, excluding earnings attributable to noncontrolling interests and preferred stock dividends and subject to certain other predefined adjustments. ABP Earnings may be higher or lower than earnings reported in our financial statements (labeled as “earnings attributable to common shares” or “GAAP Earnings”) due to these adjustments, which are described in “Compensation Components—Performance-Based Annual Bonuses—Reconciliation of GAAP Earnings to ABP Earnings” in the Compensation Discussion and Analysis in this proxy statement and in Appendix D to this proxy statement. For additional information about the performance measures used in our annual bonus plan, see “Compensation Components—Performance-Based Annual Bonuses—Annual Bonus Plan Performance Measures” and “Compensation Components—Performance-Based Annual Bonuses—ABP Earnings Goal Determination” in the Compensation Discussion and Analysis in this proxy statement.
(E)	The PEO for 2022, 2021 and 2020 was Mr. Martin. The Non-PEO NEOs for 2022 and 2021 were Messrs. Mihalik, Sagara and Wall and Ms. Sedgwick and the Non-PEO NEOs for 2020 were Messrs. Mihalik, Sagara, Wall, Arriola and Bilicic.

Company Selected Measure Name	ABP Earnings
Named Executive Officers, Footnote [Text Block]
(E)	The PEO for 2022, 2021 and 2020 was Mr. Martin. The Non-PEO NEOs for 2022 and 2021 were Messrs. Mihalik, Sagara and Wall and Ms. Sedgwick and the Non-PEO NEOs for 2020 were Messrs. Mihalik, Sagara, Wall, Arriola and Bilicic.

Peer Group Issuers, Footnote [Text Block]
(B)	The cumulative TSR reflected in each of columns (f) and (g) reflects a three-year measurement period for 2022, a two-year measurement period for 2021 and a one-year measurement period for 2020, in each case for the period starting on December 31, 2019 and assuming the reinvestment of all dividends.

Consistent with the performance graph included in our 2022 Annual Report to Shareholders, the peer group TSR in column (g) is calculated using the S&P 500 Utilities Index as our peer group, with the returns of each component issuer in such index weighted according to the respective issuers’ market capitalization. For additional information, including TSR over the past one-year, five-year, 10-year and 20-year periods for the company, the S&P 500 Utilities Index and the S&P 500 Index, see “Performance Highlights” in the Compensation Discussion and Analysis in this proxy statement.

As part of our compensation program, we granted Equity Awards to our named executive officers in 2020, 2021 and 2022 that use multiple performance measures, including TSR relative to the S&P 500 Utilities Index and the S&P 500 Index. The TSR for the S&P 500 Utilities Index reflected in column
(g) differs from the TSR used for our restricted stock unit awards because the TSR reflected in column (g) is based on the market-capitalization-weighted index while the TSR used for our performance-based restricted stock unit awards is based on our TSR percentile ranking relative to the companies in the S&P 500 Utilities Index, excluding water companies, or the companies in the S&P 500 Index, in each case for the three-year performance period for such awards. For additional information about the performance measures used in our annual long-term incentive plan awards, see “Compensation Components—Long-Term Equity-Based Incentives—Rationale for 2022 Annual LTIP Award Design” and “Compensation Components—Long-Term Equity-Based Incentives—Performance Goals for the 2022 Performance-Based Restricted Stock Units” in the Compensation Discussion and Analysis in this proxy statement.

The value of our TSR is impacted by changes in our stock price. Our year-end stock price was $151.48 in 2019, $127.41 in 2020, $132.28 in 2021 and $154.54 in 2022.

PEO Total Compensation Amount	$ 18,608,094	$ 24,675,982	$ 23,181,719
PEO Actually Paid Compensation Amount	$ 34,176,500	11,770,982	1,151,962
Adjustment To PEO Compensation, Footnote [Text Block]
PEO: SCT Total Compensation to CAP Reconciliation:

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Change in Pension Value Reported in SCT(3)	Adjusted Change in Pension Value Included in CAP(4)	CAP
2022	$18,608,094	$(10,185,024)	$26,303,071	$(1,882,015)	$1,332,374	$34,176,500
2021	$24,675,982	$(8,916,873)	$4,149,864	$(9,910,201)	$1,772,210	$11,770,982
2020	$23,181,719	$(7,266,822)	$(5,217,066)	$(10,532,416)	$986,547	$1,151,962
(1)	The amounts in this column are equal to the sum of the amounts in the “Stock Awards” and “Option Awards” columns of the 2022 Summary Compensation Table (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair value of Equity Awards granted in the applicable year.
(2)	The amounts set forth in the following tables are reflected in this column:

PEO: Equity Award Values Included in CAP

Year	Year-End Fair Value of Current Year Unvested Equity Awards(i)	Change in Fair Value of Prior Years’ Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year- End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock and Option Award Values Included in CAP
2022	$16,322,830	$9,756,433	—	$223,808	$26,303,071
2021	$9,523,749	$(5,293,383)	—	$(80,502)	$4,149,864
2020	$6,534,674	$(11,312,907)	—	$(438,833)	$(5,217,066)
(i)	the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);
(ii)	the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);
(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)	the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts or change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.

The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $151.48 in 2019, $127.41 in 2020, $132.28 in 2021 and $154.54 in 2022.

(3)	The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the 2022 Summary Compensation Table. Above-market interest on non-qualified deferred compensation reported in the 2022 Summary Compensation Table are not reflected.
(4)	The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.

Non-PEO NEO Average Total Compensation Amount	$ 4,171,843	4,727,198	5,277,710
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,055,283	2,995,826	337,680
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation:

Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)	Average Adjusted Equity Awards Included in CAP(2)	Average Change in Pension Value Reported in SCT(3)	Average Adjusted Change in Pension Value Included in CAP(4)	Average CAP
2022	$4,171,843	$(1,722,654)	$3,953,284	$(718,428)	$371,238	$6,055,283
2021	$4,727,198	$(1,519,041)	$844,567	$(1,617,653)	$560,755	$2,995,826
2020	$5,277,710	$(1,751,610)	$(1,840,045)	$(1,614,520)	$266,145	$337,680

(1)	The amounts in this column are equal to the sum of the amounts in the “Stock Awards” and “Option Awards” columns of the 2022 Summary Compensation Table (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair value of Equity Awards granted in the applicable year.
(2)	The amounts set forth in the following tables are reflected in this column:

Non-PEO NEOs: Equity Award Values Included in CAP

Year	Average Year-End Fair Value of Current Year Unvested Equity Awards(i)	Average Change in Fair Value of Prior Years’ Equity Awards Unvested at Year- End(ii)	Average Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Average Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Average Adjusted Stock and Option Award Values Included in CAP
2022	$2,671,503	$1,252,325	—	$29,456	$3,953,284
2021	$1,610,174	$(739,051)	—	$(26,556)	$844,567
2020	$801,071	$(2,488,900)	47,106	$(199,322)	$(1,840,045)

(i)	the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);
(ii)	the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);
(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)	the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts or change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.

The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $151.48 in 2019, $127.41 in 2020, $132.28 in 2021 and $154.54 in 2022.

(3)	The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the 2022 Summary Compensation Table. Above-market interest on non-qualified deferred compensation reported in the 2022 Summary Compensation Table are not reflected.
(4)	The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Certain CAP Relationships

The relationships between the company’s TSR and the peer group TSR reported in the 2022 Pay-Versus-Performance table above, as well as between CAP and the company’s TSR, net income and ABP Earnings are shown below. As shown in these charts and as more fully described in the notes to the 2022 Pay-Versus-Performance table above and the Compensation Discussion and Analysis in this proxy statement, there is significant alignment between CAP and the company’s TSR and ABP Earnings, as these are measures that have been selected by the Compensation and Talent Development Committee for use in various elements of our executive compensation program for purposes of aligning executive compensation with company performance. In addition, because a significant portion of target total direct pay to our named executive officers is delivered in the form of long-term equity-based incentives (72% for our PEO and an average of 56% for our Non-PEO NEOs), the change in CAP over time is driven primarily by our stock price and our performance against the metrics that determine vesting of our performance-based restricted stock units. There is less alignment between CAP and the company’s net income because net income, which includes earnings attributable to noncontrolling interests and other amounts that are not indicative of the company’s performance, is not used in our executive compensation programs for this purpose.

Compensation Actually Paid vs. Net Income [Text Block]

Certain CAP Relationships

The relationships between the company’s TSR and the peer group TSR reported in the 2022 Pay-Versus-Performance table above, as well as between CAP and the company’s TSR, net income and ABP Earnings are shown below. As shown in these charts and as more fully described in the notes to the 2022 Pay-Versus-Performance table above and the Compensation Discussion and Analysis in this proxy statement, there is significant alignment between CAP and the company’s TSR and ABP Earnings, as these are measures that have been selected by the Compensation and Talent Development Committee for use in various elements of our executive compensation program for purposes of aligning executive compensation with company performance. In addition, because a significant portion of target total direct pay to our named executive officers is delivered in the form of long-term equity-based incentives (72% for our PEO and an average of 56% for our Non-PEO NEOs), the change in CAP over time is driven primarily by our stock price and our performance against the metrics that determine vesting of our performance-based restricted stock units. There is less alignment between CAP and the company’s net income because net income, which includes earnings attributable to noncontrolling interests and other amounts that are not indicative of the company’s performance, is not used in our executive compensation programs for this purpose.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Certain CAP Relationships

The relationships between the company’s TSR and the peer group TSR reported in the 2022 Pay-Versus-Performance table above, as well as between CAP and the company’s TSR, net income and ABP Earnings are shown below. As shown in these charts and as more fully described in the notes to the 2022 Pay-Versus-Performance table above and the Compensation Discussion and Analysis in this proxy statement, there is significant alignment between CAP and the company’s TSR and ABP Earnings, as these are measures that have been selected by the Compensation and Talent Development Committee for use in various elements of our executive compensation program for purposes of aligning executive compensation with company performance. In addition, because a significant portion of target total direct pay to our named executive officers is delivered in the form of long-term equity-based incentives (72% for our PEO and an average of 56% for our Non-PEO NEOs), the change in CAP over time is driven primarily by our stock price and our performance against the metrics that determine vesting of our performance-based restricted stock units. There is less alignment between CAP and the company’s net income because net income, which includes earnings attributable to noncontrolling interests and other amounts that are not indicative of the company’s performance, is not used in our executive compensation programs for this purpose.

Total Shareholder Return Vs Peer Group [Text Block]

Certain CAP Relationships

The relationships between the company’s TSR and the peer group TSR reported in the 2022 Pay-Versus-Performance table above, as well as between CAP and the company’s TSR, net income and ABP Earnings are shown below. As shown in these charts and as more fully described in the notes to the 2022 Pay-Versus-Performance table above and the Compensation Discussion and Analysis in this proxy statement, there is significant alignment between CAP and the company’s TSR and ABP Earnings, as these are measures that have been selected by the Compensation and Talent Development Committee for use in various elements of our executive compensation program for purposes of aligning executive compensation with company performance. In addition, because a significant portion of target total direct pay to our named executive officers is delivered in the form of long-term equity-based incentives (72% for our PEO and an average of 56% for our Non-PEO NEOs), the change in CAP over time is driven primarily by our stock price and our performance against the metrics that determine vesting of our performance-based restricted stock units. There is less alignment between CAP and the company’s net income because net income, which includes earnings attributable to noncontrolling interests and other amounts that are not indicative of the company’s performance, is not used in our executive compensation programs for this purpose.

Tabular List [Table Text Block]

Important Performance Measures

As described in the Compensation Discussion and Analysis in this proxy statement, one of the key principles of our executive compensation philosophy is to align pay with short-term and long-term company performance. In our assessment, the most important performance measures used to link executive compensation actually paid to our named executive officers for the most recently completed fiscal year to the company’s performance are listed in the table below. This list includes Safety Measures and ESG Measures, which are non-financial performance measures.

Performance Measure	Description
ABP Earnings	See footnote (D) to the 2022 Pay-Versus-Performance table for information about the use of ABP Earnings in our 2022 executive compensation program.
Relative TSR vs. S&P 500 Utilities Index	See footnote (B) to the 2022 Pay-Versus-Performance table for information about the use of relative TSR in our 2022 executive compensation program.
Relative TSR vs. S&P 500 Index	See footnote (B) to the 2022 Pay-Versus-Performance table for information about the use of relative TSR in our 2022 executive compensation program.
EPS Growth	Our annual long-term incentive plan awards granted in 2020, 2021 and 2022 include a performance-based restricted stock unit award linked to relative EPS growth. The award measures the CAGR of our EPS for the relevant three-year period, and the payout scale is based on the three-year analyst consensus estimates for our S&P 500 Utilities Index peers. Calculation of EPS for purposes of the applicable LTIP award cycle includes certain adjustments, as described under “Compensation Components—Long-Term Equity-Based Incentives—Performance Goals for the 2022 Performance-Based Restricted Stock Units—EPS Growth” in the Compensation Discussion and Analysis in this proxy statement.
Safety Measures	Our annual bonus plan includes Safety Measures as one of its performance measures. These measures are related to employee and contractor safety and SDG&E and SoCalGas operational measures related to public safety, and they were selected by the Compensation and Talent Development Committee because the committee believes that strong safety performance is critical to our infrastructure-intensive businesses. These measures are described under “Compensation Components—Performance-Based Annual Bonuses—ABP Earnings Goal Determination” in the Compensation Discussion and Analysis in this proxy statement.
ESG Measures	Our annual bonus plan includes ESG Measures as one of its performance measures. These measures reflect the company’s key sustainability priorities and initiatives, and they were selected by the Compensation and Talent Development Committee to incentivize progress on these commitments. These measures are described under “Compensation Components—Performance-Based Annual Bonuses—ABP Earnings Goal Determination” in the Compensation Discussion and Analysis in this proxy statement.

Total Shareholder Return Amount	$ 113	94	87
Peer Group Total Shareholder Return Amount	120	118	100
Net Income (Loss)	$ 2,285,000,000	$ 1,463,000,000	$ 4,105,000,000
Company Selected Measure Amount	2,947,000,000	2,558,000,000	2,339,000,000
PEO Name	Mr. Martin
Share price	$ 154.54	$ 132.28	$ 127.41	$ 151.48
Earnings attributable to common shares	$ 2,094,000,000	$ 1,254,000,000	$ 3,764,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ABP Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR vs. S&P 500 Utilities Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR vs. S&P 500 Index
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EPS Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Safety Measures
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	ESG Measures
PEO [Member] | Adjustment for Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,185,024)	(8,916,873)	(7,266,822)
PEO [Member] | Adjustment for Adjusted Equity Awards Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,303,071	4,149,864	(5,217,066)
PEO [Member] | Adjustment for Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,882,015)	(9,910,201)	(10,532,416)
PEO [Member] | Adjustment for Adjusted Change in Pension Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,332,374	1,772,210	986,547
PEO [Member] | Adjustment for Year-End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,322,830	9,523,749	6,534,674
PEO [Member] | Adjustment for Change in Fair Value of Prior Years' Equity Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,756,433	(5,293,383)	(11,312,907)
PEO [Member] | Adjustment for Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	223,808	(80,502)	(438,833)
PEO [Member] | Adjustment for Adjusted Stock and Option Award Values Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,303,071	4,149,864	(5,217,066)
Non-PEO NEO [Member] | Adjustment for Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,722,654)	(1,519,041)	(1,751,610)
Non-PEO NEO [Member] | Adjustment for Adjusted Equity Awards Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,953,284	844,567	(1,840,045)
Non-PEO NEO [Member] | Adjustment for Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(718,428)	(1,617,653)	(1,614,520)
Non-PEO NEO [Member] | Adjustment for Adjusted Change in Pension Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	371,238	560,755	266,145
Non-PEO NEO [Member] | Adjustment for Year-End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,671,503	1,610,174	801,071
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Prior Years' Equity Awards Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,252,325	(739,051)	(2,488,900)
Non-PEO NEO [Member] | Adjustment for Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	47,106
Non-PEO NEO [Member] | Adjustment for Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,456	(26,556)	(199,322)
Non-PEO NEO [Member] | Adjustment for Adjusted Stock and Option Award Values Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,953,284	$ 844,567	$ (1,840,045)